SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of revenue

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	$	$	$
Canada
Bus sales	5,326	7,912	10,925
Truck sales	6,973	983	—
Vehicle Sales	12,299	8,895	10,925

Spare part sales	4,369	4,517	2,504
Operating lease revenue	31	—	—
Other revenue	4,400	4,517	2,504

Total Canada Sales	16,699	13,412	13,429

United States
Bus sales	1,352	4,270	27,272
Vehicle Sales	1,352	4,270	27,272

Spare part sales	850	666	197
Operating lease revenue	149	127	810
Other revenue	999	793	1,007

Total United States Sales	2,351	5,063	28,279

Total Vehicle Sales	13,651	13,165	38,197
Total Other Revenue	5,399	5,310	3,511

Total Sales	19,050	18,475	41,708